ENTITY-WIDE DISCLOSURES	12 Months Ended
Dec. 31, 2017
ENTITY-WIDE DISCLOSURES [Abstract]
ENTITY-WIDE DISCLOSURES
NOTE 12:-	ENTITY-WIDE DISCLOSURES

Revenues by geographical areas were as follows:

	Year ended December 31,
	2017	2016	2015

North America	$45,940	$38,769	$36,236
Europe	10,570	11,342	7,795
APAC	4,321	3,337	2,838
Israel	703	535	662
Other	564	511	637

	$62,098	$54,494	$48,168

 All of the Company's long-lived assets are located in Israel apart for assets in insignificant amounts which are located elsewhere.

For the year ended December 31, 2015, one of the Company's customers accounted for approximately 12.6% of its revenues. For the years ended December 31, 2017 and 2016, no single customer accounted more than 10% of the Company's total revenues.